Risk management and concentrations of risk	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
21. Risk management and concentrations of risk

Derivative instruments can be used in accordance with the overall risk management policy.

Foreign exchange risk

All financing, interest expenses from financing and most of the Partnership’s revenue and expenditures for vessel improvements are denominated in U.S. dollars. Certain operating expenses can be denominated in currencies other than U.S. dollars. For the years ended December 31, 2018, 2017 and 2016, no derivative instruments have been used to manage foreign exchange risk.

Interest rate risk

Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of December 31, 2018 and 2017, there are interest rate swap agreements related to the Lampung, Gallant and Grace facilities floating rate debt that are designated as cash flow hedges for accounting purposes. As of December 31, 2018, the following interest rate swap agreements were outstanding:

			Fair
			value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$136,084	(920)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	$114,563	613	Sept 2019	1.9%
Grace interest rate swaps (2)	LIBOR	$125,563	586	March 2020	2.3%
$385 million facility swaps (2)	LIBOR	$65,000	(1,047)	Jan 2026	2.9%
$385 million facility swaps (2)	LIBOR	$65,000	(730)	Oct 2025	2.8%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly from the effective date of the interest rate swaps.

The Borrower under the Lampung facility entered five forward starting swap agreements with identical terms for a total notional amount of $237.1 million with an effective date of March 17, 2014. The swaps amortize over 12 years to match the outstanding balance of the Lampung facility and exchange 3 month USD LIBOR variable interest payments for fixed rate payments at 2.8%. The interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments on the Lampung facility. As of December 29, 2014, a prepayment of $7.9 million on the Lampung facility occurred which resulted in an amendment of the original interest rate swaps and the hedge was de-designated for accounting purposes. The other terms of the amended interest rate swaps did not change but the nominal amount of the interest rate swaps was reduced to match the outstanding debt. The amended interest rate swaps were re-designated as a cash flow hedge for accounting purposes.

As of October 1, 2015, the Partnership acquired the
Höegh Gallant
entities which had outstanding debt under the Gallant facility and three associated interest rate swap agreements with a total notional amount of $146.3 million. The swaps amortized to match the debt amortization of the Gallant facility until the scheduled repayment date in September 2019. The swaps exchanged 3 month USD LIBOR variable interest payments for fixed rate payments ranging from 1.9105% to 1.9145%. As of October 1, 2015, the interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments for $146.3 million of the commercial tranches of the Gallant facility. Hedge accounting was discontinued in the fourth quarter of 2018 as a result of firm commitment for the refinancing of the Gallant facility which was planned to occur in January 2019.

Effective as of January 1, 2017, the Partnership acquired the Höegh Grace entities which had outstanding debt under the Grace facility and three associated interest rate swap agreements with a total notional amount of $164.0 million. The swaps amortized to match the debt amortization of the Grace facility until the scheduled repayment date in June 2020. The swaps exchanged 3 month USD LIBOR variable interest payments for fixed rate payments ranging from 2.305% to 2.315%. As of January 1, 2017, the interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments for $164.0 million of the commercial tranches of the Grace facility. Hedge accounting was discontinued in the fourth quarter of 2018 as a result of firm commitment for the refinancing of the Grace facility which was planned to occur in January 2019.

As of December 31, 2018, the Partnership had entered into forward starting interest rate swaps with a nominal amount of $130.0 million to hedge part of the interest rate risk on the floating element of the interest rate for the commercial tranches of the $385 million facility. The Partnership will make fixed payments of 2.941% and 2.838%, based on a nominal amount of $65 million for each, in exchange for floating payments. The interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments for $
130.0
million of the commercial tranches of the $385 million facility expected to be drawn on January 31, 2019. Refer to Note 27 for additional interest rate swaps entered into subsequent to December 31, 2018.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets.

	Current	Long-term	Current	Long-term
	assets:	assets:	liabilities:	liabilities:
	derivative	derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments	instruments	instruments
As of December 31, 2018
Interest rate swaps	1,199	$—	$(259)	$(2,438)
As of December 31, 2017
Interest rate swaps	—	$228	$(2,015)	$(2,102)

The following effects of cash flow hedges relating to interest rate swaps are included in gain (loss) on derivative instruments in the consolidated statements of income for the years ended December 31, 2018, 2017 and 2016.

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Interest rate swaps:
Ineffective portion of cash flow hedge	$(990)	(2)	$90
Amortization of amount excluded from hedge effectiveness	2,969	3,320	2,604
Reclassification discontinued hedge from OCI	3,557	—	—
Reclassification from accumulated other comprehensive income	(855)	(855)	(855)
Unrealized gains (losses)	4,681	2,463	1,839
Realized gains (losses)	—	—	—
Total gains (losses) on derivative instruments	$4,681	2,463	$1,839

The reclassification to earnings from OCI for the discontinued cash flow hedges relates to Gallant/Grace facility which was to be refinanced on January 31, 2019. The accumulated other comprehensive income balance for the cash flow hedge is reclassified to earnings when the hedged future cash flows are no longer expected to occur.

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income included in the consolidated statements of other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated statements of changes in partners’ capital is as follows for the years ended and as of December 31, 2018, 2017 and 2016.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)
Effective portion of unrealized loss on cash flow hedge	1,028	—	1,028	1,028
Reclassification of amortization of cash flow hedge to earnings	855	(378)	477	477
Other comprehensive income for period	1,883	(378)	1,505	1,505
Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)

Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)
Effective portion of unrealized loss on cash flow hedge	2,480	—	2,480	2,480
Reclassification of amortization of cash flow hedge to earnings	855	(347)	508	508
Other comprehensive income for period	3,335	(347)	2,988	2,988
Balance as of December 31, 2017	$(3,612)	864	(2,748)	$(2,748)

Balance as of December 31, 2017	$(3,612)	864	(2,748)	$(2,748)
Effective portion of unrealized loss on cash flow hedge	412	—	412	412
Reclassification of amortization of cash flow hedge to earnings	855	(299)	556	556
Reclassification of discontinued cash flow hedge to earnings	(3,557)	—	(3,557)	(3,557)
Other comprehensive income for period	(2,290)	(299)	(2,589)	(2,589)
Balance as of December 31, 2018	$(5,902)	565	(5,337)	$(5,337)

Refer to note 9 for additional information on the tax effects included in other comprehensive income.

As of December 31, 2018, the estimated amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months is $0.9 million for amortization of accumulated other comprehensive income for losses on the de-designated interest rate swaps.

Credit risk

Credit risk is the exposure to credit loss in the event of non-performance by the counterparties related to cash and cash equivalents, restricted cash, trade receivables and interest rate swap agreements. In order to minimize counterparty risk, bank relationships are established with counterparties with acceptable credit ratings at the time of the transactions. Credit risk related to receivables is limited by performing ongoing credit evaluations of the customers’ financial condition. In addition, Höegh LNG guarantees the payment of the
Höegh Gallant
time charter hire by EgyptCo under certain circumstances.

Concentrations of risk

Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade receivables and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership does not have a policy of requiring collateral or security. Cash and cash equivalents and restricted cash are placed with qualified financial institutions. Periodic evaluations are performed of the relative credit standing of those financial institutions. In addition, exposure is limited by diversifying among counterparties. There are three charterers so there is a concentration of risk related to trade receivables. Credit risk related to trade receivables is limited by performing ongoing credit evaluations of the customer’s financial condition. In addition, Höegh LNG guarantees the payment of the
Höegh Gallant
time charter hire by EgyptCo under certain circumstances. No allowance for doubtful accounts, or impairment loss, was recorded for the years ended December 31, 2018 or 2017. While the maximum exposure to loss due to credit risk is the book value of trade receivables at the balance sheet date, should the time charters for the
PGN FSRU Lampung
, the
Höegh Gallant
or the
Höegh Grace
terminate prematurely, or the option to acquire the
PGN FSRU Lampung
be exercised
,
there could be delays in obtaining new time charters and the hire rates could be lower depending upon the prevailing market conditions.